Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Income Tax Expense	The components of income tax expense are as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Current	23,465	13,455	6,558
Deferred	581	(1,664)	1,118

Income tax expense	24,046	11,791	7,676

Income (Loss) Before Income Taxes for Domestic and Foreign Entities
The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Domestic	(27,902)	(23,750)	(3,911)
Foreign	126,903	133,611	75,985

	99,001	109,861	72,074

Reconciliation of Income Tax Expense on Pretax Income at Statutory Rate and Income Tax Expense
The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Tax expense at statutory rate of Cayman	—	—	—
Differences between Cayman and foreign statutory tax rates	24,255	12,509	846
Permanent differences	(4,249)	(703)	4,109
Temporary differences	(1,445)	(159)	638
Alternative minimum tax	4	9	1
Income tax on undistributed earnings	2,709	408	575
Net changes in income tax credit	166	116	3,917
Net changes in valuation allowance of deferred income tax assets	(2,401)	1,243	(1,820)
Net operating loss carryforwards	1,492	(1,431)	(294)
Liabilities related to unrealized tax benefits	3,455	(302)	(171)
Adjustment of prior years’ taxes and others	60	101	(125)

Income tax expense	24,046	11,791	7,676

Deferred Income Tax Assets (Liabilities)
Deferred income tax assets (liabilities) are as follows:

	December 31
	2018	2019
	US$	US$
Notes and accounts receivable	47	3
Stock-based compensation	2,103	1,104
Allowance for sales return	210	541
Inventory reserve	1,283	1,733
Foreign currency translation	(8)	(20)
Property and equipment	(52)	(359)
Investment tax credits	8,684	4,532
Net operating loss carryforwards	11,895	14,028
Others	945	494
Valuation allowance	(20,041)	(18,108)

	5,066	3,948

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2017	2018	2019
	US$	US$	US$
Balance, beginning of year	10,286	15,056	18,707
Increases in tax positions taken in current year	6,647	5,937	6,890
Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(1,877)	(2,286)	(4,942)

Balance, end of year	15,056	18,707	20,655

Summary of Major Jurisdictions and Tax Year Subject to Examination by Tax Authorities	The following table summarizes the Company’s major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2019:

Tax Jurisdiction	Tax Years
China	2016 and onward
Hong Kong	2016 and onward
Taiwan	2014 and onward
United States	2014 onward